Stock-Based Compensation (Calculation And Assumptions Utilized In Calculation Of Fair Values Of Options Granted) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015 [1]	Dec. 31, 2014 [1]
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Aggregate grant date fair value	$ 1.4	$ 0.9	$ 0.1
Weighted-average per share grant date fair value (in dollars per share)	$ 10.79	$ 10.06	$ 7.30
Risk-free interest rate	2.20%	2.10%	2.10%
Expected life in years	7 years 11 months	7 years 6 months	6 years
Expected volatility (over expected life)	30.00%	30.50%	35.10%
Expected dividend yield (over expected life)	3.00%	3.00%	3.90%

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmE5M2ExNzlhYzg1MjRkNmViYTllOTc3MDNlZTMzODU3fFRleHRTZWxlY3Rpb246OTU1Rjk4Mjg1NDA4NThDNDgxOEE4QzE1RDU2MDU2NDkM}